Pacer Trendpilot International ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 46.5%
Australia - 2.9%
Afterpay Ltd. (a)(f)	1,865	$87,650
APA Group	4,778	32,296
Aristocrat Leisure Ltd.	4,806	137,112
ASX Ltd.	840	49,408
Atlassian Corp. PLC - Class A (a)(b)	1,010	327,584
Australia & New Zealand Banking Group Ltd.	20,637	387,109
BHP Group Ltd. - ADR (b)	14,403	916,031
Brambles Ltd.	5,887	40,250
Cochlear Ltd.	268	36,486
Coles Group Ltd.	5,188	59,424
Commonwealth Bank of Australia	12,823	849,892
CSL Ltd.	1,869	344,046
Fortescue Metals Group Ltd.	6,955	97,711
Insurance Australia Group Ltd.	9,976	29,907
Macquarie Group Ltd.	2,504	325,090
National Australia Bank Ltd.	24,065	461,620
Newcrest Mining Ltd.	3,490	53,177
QBE Insurance Group Ltd.	6,338	49,877
Ramsay Health Care Ltd.	785	34,851
REA Group Ltd.	358	36,728
Reece Ltd.	579	8,900
Rio Tinto Ltd.	1,522	120,053
Santos Ltd.	12,517	63,190
Scentre Group	39,071	80,665
Sonic Healthcare Ltd.	1,939	51,973
South32 Ltd.	36,798	100,169
Suncorp Group Ltd.	9,513	74,257
Sydney Airport (a)	10,421	63,808
Telstra Corp. Ltd.	31,328	86,830
TPG Telecom Ltd.	1,510	6,299
Transurban Group	11,810	103,961
Wesfarmers Ltd.	4,707	175,423
Westpac Banking Corp.	15,065	216,229
Woodside Petroleum Ltd.	4,124	73,101
Woolworths Group Ltd.	4,976	121,099
		5,702,206
Austria - 0.2%
ams-OSRAM AG (a)	1,186	19,659
ANDRITZ AG	543	28,696
BAWAG Group AG (c)	577	34,356
Erste Group Bank AG	2,406	111,445
OMV AG	1,090	66,077
Raiffeisen Bank International AG	1,074	29,899
Telekom Austria AG	613	5,303
Verbund AG	565	59,539
voestalpine AG	846	27,961
		382,935
Belgium - 0.4%
Anheuser-Busch InBev SA/NV - ADR (b)	3,459	218,159
Groupe Bruxelles Lambert SA	421	44,885
KBC Groep NV	2,582	223,182
Sofina SA	120	47,508
Solvay SA	556	66,524
UCB SA	519	51,322
Umicore SA	819	30,750
		682,330
Canada - 5.2%
Agnico Eagle Mines Ltd.	979	46,777
Alimentation Couche-Tard, Inc.	3,506	141,409
Bank of Montreal	4,965	561,939
Barrick Gold Corp. (b)	7,097	135,908
BCE, Inc.	1,195	62,451
Brookfield Asset Management, Inc. - Class A	10,196	561,800
Canadian Imperial Bank of Commerce	3,448	432,793
Canadian National Railway Co. (b)	2,424	295,049
Canadian Natural Resources Ltd. (b)	9,037	460,164
Canadian Pacific Railway Ltd.	3,706	264,608
CGI, Inc. (a)	875	74,699
Constellation Software, Inc.	143	246,294
Enbridge, Inc.	14,712	621,876
Fortis, Inc.	1,884	89,546
Franco-Nevada Corp.	762	100,805
Great-West Lifeco, Inc.	2,052	64,103
Hydro One Ltd. (c)	1,330	34,360
Imperial Oil Ltd.	1,697	69,441
Intact Financial Corp.	723	97,960
Loblaw Cos. Ltd.	1,298	100,141
Magna International, Inc.	1,987	160,172
Manulife Financial Corp. (b)	14,600	303,972
National Bank of Canada	2,543	203,456
NUTRIEN Ltd. (a)	4,288	299,302
Pembina Pipeline Corp.	2,196	69,723
Power Corp of Canada	2,123	68,242
Restaurant Brands International, Inc.	1,256	70,298
Rogers Communications, Inc. - Class B	1,400	71,008
Royal Bank of Canada	10,290	1,173,472
Shopify, Inc. - Class A (a)	453	436,801
Sun Life Financial, Inc.	4,410	249,606
Suncor Energy, Inc.	11,161	318,870
TC Energy Corp.	3,906	201,745
TELUS Corp.	3,173	74,661
The Bank of Nova Scotia (b)	8,811	634,040
The Toronto-Dominion Bank	13,218	1,057,837
Thomson Reuters Corp.	1,271	136,455
Wheaton Precious Metals Corp.	1,796	72,415
		10,064,198
Chile - 0.0% (d)
Antofagasta PLC	986	17,670
China - 0.0% (d)
China Evergrande New Energy Vehicle Group Ltd. (a)	8,815	4,070
ENN Energy Holdings Ltd.	2,705	42,880
		46,950
Denmark - 1.2%
AP Moller - Maersk A/S - Class A	24	80,085
AP Moller - Maersk A/S - Class B	50	178,695
Carlsberg A/S - Class B	412	66,438
Coloplast A/S - Class B	485	70,183
DSV A/S	1,515	305,951
Genmab A/S - ADR (a)	2,644	90,108
Novo Nordisk A/S - ADR	12,667	1,265,053
Orsted AS (c)	723	76,306
Vestas Wind Systems A/S	4,114	109,916
		2,242,735
Finland - 0.6%
Fortum Oyj	3,297	89,081
Kone Oyj - Class B	1,656	106,453
Neste Oyj	1,769	79,038
Nokia Oyj - ADR (a)	21,867	129,015
Nordea Bank Abp	24,313	286,653
Sampo Oyj - Class A	3,652	179,909
Stora Enso Oyj - Class R	4,629	93,192
UPM-Kymmene Oyj	4,005	144,656
		1,107,997
France - 4.6%
Air Liquide SA	1,960	333,331
Airbus SE - ADR (a)	17,635	558,500
AXA SA	14,615	458,997
BNP Paribas SA	8,338	590,138
Christian Dior SE	28	21,548
Cie de Saint-Gobain	2,095	140,393
Credit Agricole SA	9,565	142,703
Danone SA	2,784	172,804
Dassault Systemes SE	5,250	250,374
Electricite de France SA	2,012	19,209
Engie SA	7,183	109,377
EssilorLuxottica SA	2,226	417,181
Hermes International	269	398,459
Kering	310	228,568
L'Oreal SA	1,706	722,269
LVMH Moet Hennessy Louis Vuitton SE - ADR	9,605	1,569,457
Pernod Ricard SA	818	173,687
Safran SA	1,453	174,043
Sanofi - ADR (b)	9,190	477,880
Sartorius Stedim Biotech	84	36,530
Schneider Electric SE	3,828	642,329
TotalEnergies SE - ADR	19,185	1,089,708
Vinci SA	2,200	238,903
		8,966,388
Germany - 2.9%
adidas AG	767	208,742
Allianz SE	1,693	432,418
Allianz SE - ADR	1	26
BASF SE	6,634	503,222
Bayer AG - ADR	15,800	238,106
Bayerische Motoren Werke AG	2,406	251,244
Beiersdorf AG	428	42,352
BioNTech SE - ADR (a)	328	56,442
Daimler AG	5,919	465,011
Daimler Truck Holding AG (a)	3,126	110,203
Delivery Hero SE (a)(c)	728	55,549
Deutsche Boerse AG	778	137,399
Deutsche Post AG	7,313	435,352
Deutsche Telekom AG	13,920	260,722
E.ON SE	9,459	129,858
Fresenius Medical Care AG & Co KGaA - ADR (b)	1,595	53,959
Fresenius SE & Co. KGaA	1,774	72,864
Hapag-Lloyd AG (c)	28	8,292
Henkel AG & Co. KGaA	444	34,892
Infineon Technologies AG	9,474	386,732
Merck KGaA	1,021	222,410
Muenchener Rueckversicherungs-Gesellschaft AG	580	181,828
SAP SE - ADR (b)	4,394	550,173
Sartorius AG	3	1,421
Siemens AG - ADR	6,393	504,663
Siemens Healthineers AG (c)	1,407	89,720
Volkswagen AG	212	60,543
Vonovia SE	3,187	180,381
		5,674,524
Hong Kong - 0.8%
AIA Group Ltd. - ADR (b)	12,045	510,829
BOC Hong Kong Holdings Ltd.	15,547	59,819
Budweiser Brewing Co. APAC Ltd. (c)	5,768	15,202
CK Asset Holdings Ltd.	8,455	56,225
CK Hutchison Holdings Ltd.	11,663	82,569
CLP Holdings Ltd.	6,578	65,721
Galaxy Entertainment Group Ltd. (a)	8,623	49,490
Hang Seng Bank Ltd.	3,177	62,708
Henderson Land Development Co. Ltd.	5,652	24,683
Hong Kong & China Gas Co. Ltd.	46,708	71,886
Hong Kong Exchanges & Clearing Ltd.	4,954	278,546
Jardine Matheson Holdings Ltd.	1,097	64,548
MTR Corp Ltd.	6,662	35,971
Sands China Ltd. (a)	10,511	28,916
Sun Hung Kai Properties Ltd.	6,402	77,797
Techtronic Industries Co. Ltd.	6,983	114,636
		1,599,546
Ireland - 0.5%
CRH PLC - ADR	5,986	301,754
Experian PLC	3,930	162,845
Flutter Entertainment PLC (a)	700	105,299
James Hardie Industries PLC	3,131	104,180
Kerry Group PLC - Class A	664	83,548
Kingspan Group PLC	634	60,628
Ryanair Holdings PLC - ADR (a)	694	77,464
		895,718
Israel - 0.4%
Amot Investments Ltd.	781	6,588
Azrieli Group Ltd.	292	26,272
Bank Hapoalim BM	9,089	93,807
Bank Leumi Le-Israel BM	11,908	126,965
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	3,749	6,416
Big Shopping Centers Ltd.	44	7,046
Check Point Software Technologies Ltd. (a)	412	49,856
CyberArk Software Ltd. (a)	161	22,081
Elbit Systems Ltd.	108	17,943
Fiverr International Ltd. (a)	126	10,749
Global-e Online Ltd. (a)	112	3,999
ICL Group Ltd.	5,597	50,216
Inmode Ltd. (a)	199	9,598
Isracard Ltd.	1	4
Israel Discount Bank Ltd.	9,462	63,072
JFrog Ltd. (a)	172	4,596
Kornit Digital Ltd. (a)	298	31,308
Melisron Ltd. (a)	92	8,051
Mivne Real Estate KD Ltd.	2,427	10,343
Mizrahi Tefahot Bank Ltd.	1,069	41,100
Monday.com Ltd. (a)(b)	16	3,349
Nice Ltd. - ADR (a)(b)	255	65,295
Nova Ltd. (a)	106	12,540
Plus500 Ltd.	438	8,659
Shapir Engineering and Industry Ltd.	1,072	10,305
Strauss Group Ltd.	206	6,820
Taro Pharmaceutical Industries Ltd. (a)	34	1,592
Teva Pharmaceutical Industries Ltd. - ADR (a)	4,402	37,109
The First International Bank Of Israel Ltd.	407	16,844
Tower Semiconductor Ltd. (a)	442	15,039
Wix.com Ltd. (a)	227	29,821
ZIM Integrated Shipping Services Ltd.	591	39,432
		836,815
Italy - 0.8%
Assicurazioni Generali SpA	9,256	193,206
Atlantia SpA (a)	2,045	37,712
Enel SpA	31,983	243,649
Eni SpA - ADR	9,744	291,930
Intesa Sanpaolo SpA	126,810	373,184
Moncler SpA	731	46,269
Poste Italiane SpA (c)	3,465	46,148
PRADA SpA	555	3,378
Snam SpA	8,420	46,919
Terna - Rete Elettrica Nazionale	6,045	47,199
UniCredit SpA	17,172	269,892
		1,599,486
Japan - 10.3%
Advantest Corp.	1,525	126,818
Aeon Co. Ltd.	3,582	81,130
AGC, Inc.	1,720	78,168
Aisin Corp.	794	28,633
Ajinomoto Co., Inc.	4,333	120,223
ANA Holdings, Inc. (a)(b)	513	10,710
Asahi Group Holdings Ltd.	1,995	80,923
Asahi Kasei Corp.	6,023	58,670
Astellas Pharma, Inc.	7,637	122,804
Bandai Namco Holdings, Inc.	909	63,246
Bridgestone Corp.	4,692	204,388
Canon, Inc. - ADR	6,992	165,850
Central Japan Railway Co.	847	111,469
Chubu Electric Power Co., Inc.	3,118	31,185
Chugai Pharmaceutical Co. Ltd.	2,618	84,423
Dai Nippon Printing Co. Ltd.	1,135	27,093
Daifuku Co. Ltd.	513	35,261
Dai-ichi Life Holdings, Inc.	8,877	198,359
Daiichi Sankyo Co. Ltd.	7,604	169,484
Daikin Industries Ltd.	1,212	250,920
Daiwa House Industry Co. Ltd.	2,877	83,375
Daiwa Securities Group, Inc.	11,774	70,411
Denso Corp.	3,919	289,260
Dentsu Group, Inc.	1,872	64,092
Disco Corp.	124	33,511
East Japan Railway Co.	1,553	88,311
Eisai Co. Ltd.	1,280	64,278
ENEOS Holdings, Inc.	13,930	55,112
FANUC Corp.	784	153,012
Fast Retailing Co. Ltd.	270	157,172
FUJIFILM Holdings Corp.	2,910	192,938
Fujitsu Ltd.	771	100,629
GMO Payment Gateway, Inc.	176	15,064
Hankyu Hanshin Holdings, Inc.	1,102	31,888
Hikari Tsushin, Inc.	104	12,381
Hitachi Ltd.	7,020	362,285
Honda Motor Co. Ltd. - ADR	6,908	204,131
Hoya Corp.	1,554	199,246
Hulic Co. Ltd.	2,156	20,664
Inpex Corp.	8,800	88,321
Isuzu Motors Ltd.	4,675	56,630
ITOCHU Corp.	10,233	326,072
Itochu Techno-Solutions Corp.	396	10,702
Japan Airlines Co. Ltd. (a)	486	9,071
Japan Exchange Group, Inc.	2,317	47,345
Japan Post Bank Co. Ltd.	1,388	13,593
Japan Post Holdings Co. Ltd.	5,021	42,697
Japan Post Insurance Co. Ltd.	515	8,973
Japan Tobacco, Inc.	4,514	89,982
JFE Holdings, Inc.	1,884	23,902
Kao Corp.	1,948	97,028
KDDI Corp.	6,766	214,304
Keio Corp.	531	23,763
Keyence Corp.	800	404,797
Kikkoman Corp.	1,538	115,203
Kirin Holdings Co. Ltd.	3,590	57,307
Kobe Bussan Co. Ltd.	514	15,901
Koito Manufacturing Co. Ltd.	568	28,183
Komatsu Ltd.	3,994	97,386
Kose Corp.	159	14,397
Kubota Corp.	8,729	185,381
Kyocera Corp.	1,441	88,090
Kyowa Kirin Co. Ltd.	1,100	27,290
Lasertec Corp.	574	125,070
M3, Inc.	1,756	66,361
Makita Corp.	1,216	45,003
Marubeni Corp.	13,084	134,103
MEIJI Holdings Co. Ltd.	629	39,135
MINEBEA MITSUMI, Inc.	3,199	77,251
MISUMI Group, Inc.	2,138	68,740
Mitsubishi Chemical Holdings Corp.	10,683	83,084
Mitsubishi Corp.	9,986	336,424
Mitsubishi Electric Corp.	8,817	109,676
Mitsubishi Estate Co. Ltd.	6,007	86,493
Mitsubishi Heavy Industries Ltd.	1,462	39,370
Mitsubishi UFJ Financial Group, Inc.	93,571	561,930
Mitsui & Co. Ltd.	11,518	285,598
Mitsui Fudosan Co. Ltd.	7,391	157,255
Mizuho Financial Group, Inc.	10,426	140,427
MonotaRO Co. Ltd.	1,024	16,542
MS&AD Insurance Group Holdings, Inc.	3,697	126,125
Murata Manufacturing Co. Ltd.	2,665	197,745
NEC Corp.	1,124	43,464
Nexon Co. Ltd.	1,992	37,250
Nidec Corp.	2,272	199,205
Nihon M&A Center Holdings, Inc.	1,203	18,681
Nintendo Co. Ltd. - ADR	3,711	226,742
Nippon Paint Holdings Co. Ltd.	5,993	47,338
Nippon Steel Corp.	7,165	115,525
Nippon Telegraph & Telephone Corp.	4,907	139,305
Nippon Yusen KK	609	47,099
Nissan Motor Co. Ltd. (a)	18,122	95,649
Nissin Foods Holdings Co. Ltd.	367	25,927
Nitori Holdings Co. Ltd.	367	52,301
Nitto Denko Corp.	1,177	90,515
Nomura Holdings, Inc.	12,298	53,956
Nomura Research Institute Ltd.	2,939	101,133
NTT Data Corp.	4,876	92,622
Obic Co. Ltd.	271	44,201
Odakyu Electric Railway Co. Ltd.	1,471	25,833
Olympus Corp.	5,335	118,053
Omron Corp.	848	61,198
Ono Pharmaceutical Co. Ltd.	2,170	52,289
Oracle Corp Japan	156	11,550
Oriental Land Co. Ltd.	1,700	293,674
ORIX Corp.	9,320	190,765
Osaka Gas Co. Ltd.	1,800	30,532
Otsuka Corp.	462	18,568
Otsuka Holdings Co. Ltd.	2,287	77,863
Pan Pacific International Holdings Corp.	2,186	29,310
Panasonic Corp.	9,570	104,157
Rakuten Group, Inc. (a)	3,531	30,407
Recruit Holdings Co. Ltd.	12,021	584,441
Renesas Electronics Corp. (a)	7,871	88,778
Resona Holdings, Inc.	9,544	40,745
Rohm Co. Ltd.	361	29,864
Secom Co. Ltd.	928	65,189
Sekisui Chemical Co. Ltd.	1,970	34,151
Sekisui House Ltd.	2,781	55,932
Seven & i Holdings Co. Ltd.	6,021	292,626
SG Holdings Co. Ltd.	2,116	44,644
Sharp Corp.	903	9,957
Shimadzu Corp.	1,191	42,484
Shimano, Inc.	344	76,569
Shin-Etsu Chemical Co. Ltd.	2,900	479,805
Shionogi & Co. Ltd.	1,165	65,063
Shiseido Co. Ltd.	1,643	82,264
SMC Corp.	255	140,463
SoftBank Corp.	10,949	136,434
SoftBank Group Corp. - ADR	10,078	223,026
Sompo Holdings, Inc.	2,798	130,175
Sony Group Corp. - ADR	9,130	1,019,456
Subaru Corp.	2,525	45,846
Sumitomo Corp.	8,615	132,579
Sumitomo Electric Industries Ltd.	3,425	45,015
Sumitomo Metal Mining Co. Ltd.	2,062	94,034
Sumitomo Mitsui Financial Group, Inc.	5,705	203,899
Sumitomo Mitsui Trust Holdings, Inc.	2,852	98,264
Sumitomo Realty & Development Co. Ltd.	2,056	63,245
Suntory Beverage & Food Ltd.	561	21,498
Suzuki Motor Corp.	1,992	84,194
Sysmex Corp.	716	67,382
T&D Holdings, Inc.	4,490	65,860
Taisei Corp.	849	27,629
Taiyo Nippon Sanso Corp.	920	18,083
Takeda Pharmaceutical Co. Ltd. - ADR (b)	12,779	184,784
TDK Corp.	1,684	59,997
Terumo Corp.	3,017	109,008
The Kansai Electric Power Co., Inc.	3,574	33,603
Toho Co. Ltd./Tokyo	615	23,648
Tokio Marine Holdings, Inc.	5,506	326,781
Tokyo Electron Ltd.	1,143	543,590
Tokyo Gas Co. Ltd.	1,685	33,896
Tokyu Corp.	2,453	32,378
Toray Industries, Inc.	12,283	77,393
Toshiba Corp.	3,225	132,778
TOTO Ltd.	693	29,568
Toyota Industries Corp.	1,558	120,492
Toyota Motor Corp. - ADR (b)	9,573	1,899,762
Toyota Tsusho Corp.	1,788	71,626
Trend Micro, Inc. (a)	533	28,067
Unicharm Corp.	1,905	73,283
Welcia Holdings Co. Ltd.	417	11,215
West Japan Railway Co.	830	34,540
Yakult Honsha Co. Ltd.	701	35,452
Yamaha Corp.	730	32,922
Yamato Holdings Co. Ltd.	1,456	30,820
Yaskawa Electric Corp.	1,157	47,806
Z Holdings Corp.	11,024	55,283
ZOZO, Inc.	415	10,927
		20,154,492
Luxembourg - 0.1%
ArcelorMittal	5,038	148,261
Netherlands - 3.0%
Adyen NV - ADR (a)	12,397	251,907
ASML Holding NV	3,102	2,100,674
Davide Campari-Milano NV	1,698	21,155
EXOR NV	731	60,624
Ferrari NV	528	120,356
Heineken NV	967	103,227
ING Groep NV - ADR (b)	27,576	408,125
Iveco Group NV (a)	15	159
Iveco Group NV (a)	1,589	16,696
Koninklijke Ahold Delhaize NV	4,295	138,748
Koninklijke DSM NV	686	127,972
Koninklijke Philips NV	3,787	125,018
Prosus NV	3,521	290,503
Shell PLC - ADR (a)	30,004	1,542,206
Stellantis NV	9,201	175,416
STMicroelectronics NV	4,948	229,245
Universal Music Group NV	5,432	133,158
		5,845,189
New Zealand - 0.1%
Auckland International Airport Ltd. (a)	5,156	24,359
Contact Energy Ltd.	3,114	16,044
Fisher & Paykel Healthcare Corp. Ltd.	2,485	45,375
Mercury NZ Ltd.	2,705	9,878
Meridian Energy Ltd.	5,415	15,535
Ryman Healthcare Ltd.	1,791	11,667
Spark New Zealand Ltd.	7,926	22,582
Xero Ltd. (a)	475	37,921
		183,361
Norway - 0.4%
Adevinta ASA (a)	978	10,182
Aker BP ASA	818	28,199
DNB Bank ASA	6,786	160,761
Equinor ASA - ADR	8,237	226,929
Gjensidige Forsikring ASA	820	19,970
Mowi ASA	1,939	47,396
Norsk Hydro ASA	10,755	82,204
Orkla ASA	3,082	29,385
Salmar ASA	431	29,260
Schibsted ASA - Class A	360	10,585
Schibsted ASA - Class B	447	11,660
Telenor ASA	2,811	46,350
TOMRA Systems ASA	477	23,727
Yara International ASA	645	32,968
		759,576
Portugal - 0.0% (d)
EDP - Energias de Portugal SA	11,993	61,156
Singapore - 0.4%
Capitaland Investment Ltd (a)	10,860	27,734
DBS Group Holdings Ltd.	7,383	192,369
Oversea-Chinese Banking Corp. Ltd.	16,905	156,042
Sea Ltd. - ADR (a)	1,306	196,305
Singapore Airlines Ltd. (a)	5,625	20,819
Singapore Technologies Engineering Ltd.	6,730	18,582
Singapore Telecommunications Ltd.	27,752	49,918
United Overseas Bank Ltd.	6,043	134,016
Wilmar International Ltd.	13,110	41,437
		837,222
South Korea - 0.1%
Coupang, Inc. (a)	500	10,410
KB Financial Group, Inc. - ADR	1,581	78,734
POSCO - ADR	2,146	121,335
		210,479
Spain - 0.9%
Aena SME SA (a)(c)	320	51,463
Amadeus IT Holding SA (a)	3,394	230,837
Banco Bilbao Vizcaya Argentaria SA - ADR	52,212	333,113
Banco Santander SA - ADR	122,598	431,545
Cellnex Telecom SA (c)	2,327	105,354
EDP Renovaveis SA	983	20,563
Endesa SA	1,382	30,811
Iberdrola SA	24,127	275,390
Industria de Diseno Textil SA	4,579	137,557
Naturgy Energy Group SA	2,641	83,462
Telefonica SA - ADR (b)	22,568	104,264
		1,804,359
Sweden - 1.5%
Alfa Laval AB	2,268	75,764
Assa Abloy AB - Class B	4,069	110,400
Atlas Copco AB - Class A	2,649	154,314
Atlas Copco AB - Class B	1,604	81,002
EPIROC AB (a)	1,681	30,160
EPIROC AB (a)	4,722	99,760
EQT AB	1,465	56,496
Essity AB - Class B	2,474	69,486
Evolution AB (c)	954	116,161
Fastighets AB Balder - Class B (a)	303	19,919
H & M Hennes & Mauritz AB - Class B	3,055	60,066
HEXAGON AB (a)	14,931	198,872
Industrivarden AB - Class A	806	25,205
Industrivarden AB - Class C	722	22,214
Investment AB Latour - Class B	953	29,321
INVESTOR AB (a)	3,748	84,488
INVESTOR AB (a)	13,788	296,247
Kinnevik AB - Class A (a)	34	1,071
Kinnevik AB - Class B (a)	1,838	54,245
L E Lundbergforetagen AB - Class B	280	14,191
NIBE INDUSTRIER AB (a)	10,076	94,614
Sagax AB - Class B	454	13,097
Sagax AB - Class D	463	1,567
Sandvik AB	7,910	205,538
Sinch AB (a)(c)	1,933	19,515
Skandinaviska Enskilda Banken AB - Class A	12,106	155,013
Skandinaviska Enskilda Banken AB - Class C	115	1,598
Skanska AB - Class B	1,560	37,826
SKF AB - Class B	1,621	35,254
Spotify Technology SA (a)	552	108,336
Svenska Cellulosa AB SCA - Class B	4,567	78,829
Svenska Handelsbanken AB - Class A	6,542	69,273
Svenska Handelsbanken AB - Class B	155	1,870
Swedbank AB	4,008	78,030
SWEDISH MATCH (a)	6,489	49,979
Telefonaktiebolaget LM Ericsson - ADR	11,650	144,227
Telia Co. AB	10,936	42,936
Volvo AB - Class A	401	9,091
Volvo AB - Class B	6,393	142,775
		2,888,750
Switzerland - 3.5%
ABB Ltd. - ADR (b)	13,508	469,673
Alcon, Inc.	2,112	161,457
Cie Financiere Richemont SA	3,952	567,009
Givaudan SA	33	135,967
Glencore PLC	86,035	443,163
Kuehne + Nagel International AG	187	52,529
Lonza Group AG	296	202,327
Nestle SA - ADR	11,452	1,478,911
Novartis AG - ADR (b)	9,896	860,061
Partners Group Holding AG	88	121,271
Roche Holding AG - ADR	23,794	1,156,151
Sika AG	565	195,782
UBS Group AG	27,980	516,331
Zurich Insurance Group AG	1,090	518,387
		6,879,019
United Kingdom - 5.6%
3i Group PLC	3,552	65,446
Anglo American PLC	9,889	429,315
Ashtead Group PLC	3,204	226,053
Associated British Foods PLC	1,538	40,149
AstraZeneca PLC - ADR	12,426	723,317
Aviva PLC	29,649	173,137
BAE Systems PLC	13,772	106,909
Barclays PLC - ADR	30,359	330,609
BP PLC - ADR	24,842	768,115
British American Tobacco PLC - ADR	16,612	713,818
BT Group PLC	69,014	181,503
CNH Industrial NV (b)	7,479	113,157
Coca-Cola European Partners PLC	1,208	69,037
Compass Group PLC	13,442	301,724
Croda International PLC	523	56,074
Diageo PLC - ADR	4,127	841,702
Entain PLC (a)	2,104	45,020
Ferguson PLC	1,845	287,835
GlaxoSmithKline PLC - ADR	9,845	441,253
HSBC Holdings PLC - ADR	31,756	1,129,561
Imperial Brands PLC	7,156	168,566
Legal & General Group PLC	44,482	171,934
Lloyds Banking Group PLC - ADR	130,984	358,896
London Stock Exchange Group PLC	1,292	125,455
National Grid PLC - ADR	5,950	435,480
Natwest Group PLC	34,599	112,794
Ocado Group PLC (a)	2,452	49,597
Prudential PLC - ADR	5,503	186,882
Reckitt Benckiser Group PLC	3,050	246,568
RELX PLC - ADR	14,920	457,000
Rio Tinto PLC - ADR (b)	4,215	300,951
Smith & Nephew PLC - ADR (b)	1,787	60,508
SSE PLC	7,893	167,987
Standard Chartered PLC	22,204	160,300
Tesco PLC	34,607	138,232
Unilever PLC - ADR	10,457	537,385
Vodafone Group PLC - ADR	10,574	185,151
WPP PLC	7,857	121,678
		11,029,098
United States - 0.1%
Waste Connections, Inc.	1,983	247,280
		247,280
TOTAL COMMON STOCKS (Cost $71,721,168)		90,867,740

EXCHANGE TRADED FUNDS - 1.7%
United States - 1.7%
iShares MSCI South Korea ETF (b)	46,269	3,349,413
TOTAL EXCHANGE TRADED FUNDS (Cost $2,987,936)		3,349,413

PREFERRED STOCKS - 0.2%
Bermuda - 0.0% (d)
Brookfield Property Preferred LP	31	774
Germany - 0.2%
Bayerische Motoren Werke AG	449	38,387
Henkel AG & Co. KGaA	769	62,600
Porsche Automobil Holding SE	547	50,637
Sartorius AG	88	47,069
Volkswagen AG	1,330	273,913
		472,606
TOTAL PREFERRED STOCKS (Cost $435,092)		473,380

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Australia - 0.1%
Dexus	4,708	34,120
Goodman Group	7,027	115,218
		149,338
Hong Kong - 0.0% (d)
Link REIT	8,900	76,192
Japan - 0.1%
Japan Real Estate Investment Corp.	8	43,796
Nippon Building Fund, Inc.	8	46,159
Nippon Prologis REIT, Inc.	8	24,887
Nomura Real Estate Master Fund, Inc.	20	27,685
		142,527
Singapore - 0.0% (d)
Ascendas Real Estate Investment Trust	12,942	26,441
CapitaLand Integrated Commercial Trust	14,844	21,316
		47,757
United Kingdom - 0.1%
Segro PLC	8,792	153,953
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $498,237)		569,767

	Principal Amount
SHORT-TERM INVESTMENTS- 0.1%
MONEY MARKET FUNDS - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (e)	$113,189	113,189
TOTAL SHORT-TERM INVESTMENTS (Cost $113,189)		113,189

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (e)	12,770,876	12,770,876
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,770,876)		12,770,876

Total Investments (Cost $88,526,498) - 55.3%		108,144,365
Other Assets in Excess of Liabilities - 44.7%		87,320,779
TOTAL NET ASSETS - 100.0%		$195,465,144

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $12,676,478 or 6.5% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of these securities total $652,426, which represents 0.3% of net assets.

(d)	Less than 0.05%.
(e)	The rate shown is as of January 31, 2022.
(f)	Value determined using significant unobservable inputs.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 90,780,090	$ -	$ 87,650	$ -	$ 90,867,740
Preferred Stocks	473,380	-	-	-	473,380
Real Estate Investment Trusts	569,767	-	-	-	569,767
Exchange Traded Funds	3,349,413	-	-	-	3,349,413
Short-Term Investments	113,189	-	-	-	113,189
Investments Purchased with Proceeds from Securities Lending	-	-	-	12,770,876	12,770,876
Total Investments in Securities	$ 95,285,839	$ -	$ 87,650	$ 12,770,876	$ 108,144,365
^ See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance as of 04/30/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 01/31/2022
Common Stocks	$154,074	$-	$(77,135)	$10,711	$-	$-	$-	$87,650

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
	Fair Value as of 01/31/2022	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input*
Common Stocks	$87,650	Last Trade Price	Stale Data	66.47 AUD

*Table presents information for one security, which has been valued between 66.47-124.38 AUD per share throughout the period.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.